Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

NOTE 9–SUBSEQUENT EVENTS

The Company has performed an evaluation of events occurring subsequent to March 31, 2016 through May 27, 2016. Based on its evaluation, there is nothing to be disclosed herein.

NOTE 9–SUBSEQUENT EVENTS

The Company has performed an evaluation of events occurring subsequent to December 31, 2015 through April 14, 2016. Based on its evaluation, there is nothing to be disclosed herein.